Average Annual Total Returns - Class A B C Shares - Alger International Focus Fund - ABC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Shares 10 Years	Class B Inception Date	Class B Return Before Taxes 1 Year	Class B Return Before Taxes 5 Years	Class B Return Before Taxes 10 Years	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	MSCI AC WORLD INDEX ex USA (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI AC WORLD INDEX ex USA (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI AC WORLD INDEX ex USA (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Dec. 31, 2096	35.51%	10.41%	7.99%	35.51%	9.09%	7.27%	21.02%	7.50%	6.08%	Nov. 11, 2086	38.38%	10.89%	7.96%	Jul. 31, 2097	40.89%	10.71%	7.69%	11.13%	9.44%	5.40%